Document And Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	SIENTRA, INC.
Entity Central Index Key	0001551693
Entity Emerging Growth Company	false
Securities Act File Number	001-36709
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5551000
Entity Address, Address Line One	420 South Fairview Avenue, Suite 200
Entity Address, City or Town	Santa Barbara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	562-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SIEN
Security Exchange Name	NASDAQ